                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian         Mount Kisco, NY              2-21-2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-_______                _________________________________________
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            65

Form 13F Information Table Value Total: 1,059,159,000
                                        -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

SEC13F.LNS DSM CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 12/31/07
                         RUN DATE: 02/20/08 2:56 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                    0

FORM 13F INFORMATION TABLE ENTRY TOTAL:              65

FORM 13F INFORMATION TABLE VALUE TOTAL  :$1,059,159,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

PORTVUE-SEC13F. LNP DSM CAPITAL PARTNERS LLC
RUN DATE: 02/20/08 2:56 P.M.
FORM 13F INFORMATION TABLE
AS OF DATE : 12/31/07

                                                                                     SOLE VOTING AUTHORITY
                                                                                     ---------------------
                                                   SHARES/
                                           VALUE     PRN   SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SHARED     NONE
--------------   -------------- --------- -------- ------- --- ---- ------- --------  -------   ----
ACCURAY               COM       004397105    333     21900 SH       DEFINED    0       21900           0
ADOBE SYSTEMS         COM       00724F101  26209    613363 SH       DEFINED    0      613363           0
AFFILIATED
  MANAGERS            COM       008252108    460      3915 SH       DEFINED    0        3915           0
AIRCASTLE             COM       G0129K104    404     15355 SH       DEFINED    0       15355           0
ALLERGAN              COM       018490102  43420    675907 SH       DEFINED    0      675907           0
APPLE COMPUTER        COM       037833100  61458    310271 SH       DEFINED    0      310271           0
AUTODESK              COM       052769106  25960    521705 SH       DEFINED    0      521705           0
AUTOMATIC DATA
  PROCESSING          COM       053015103  30591    686976 SH       DEFINED    0      686976           0
BOEING                COM       097023105  27328    312460 SH       DEFINED    0      312460           0
C H ROBINSON
  WORLDWIDE           COM       12541W209  30195    557936 SH       DEFINED    0      557936           0
C. R. BARD            COM       067383109  22898    241542 SH       DEFINED    0      241542           0
CELGENE               COM       151020104  72182   1562052 SH       DEFINED    0     1562052           0
CGG VERITAS           COM       204386106    442      7890 SH       DEFINED    0        7890           0
CHART
  INDUSTRIES          COM       16115Q308    331     10710 SH       DEFINED    0       10710           0
CISCO SYSTEMS         COM       17275R102  32706   1208200 SH       DEFINED    0     1208200           0
COGNIZANT
  TECHNOLOGY
  SOLUTIONS           COM       192446102  31522    928760 SH       DEFINED    0      928760           0
CORE
  LABORATORIES        COM       N22717107    490      3930 SH       DEFINED    0        3930           0
CORINTHIAN
  COLLEGES            COM       218868107    240     15610 SH       DEFINED    0       15610           0
CORNING               COM       219350105  31748   1323380 SH       DEFINED    0     1323380           0
CVS/CAREMARK
  CORP                COM       126650100  15379    386887 SH       DEFINED    0      386887           0
DAVITA                COM       23918K108    443      7870 SH       DEFINED    0        7870           0
DG FASTCHANNEL        COM       23326R109    485     18915 SH       DEFINED    0       18915           0
DIGITAL RIVER         COM       25388B104    252      7620 SH       DEFINED    0        7620           0
EV3 INC               COM       26928A200    203     15945 SH       DEFINED    0       15945           0
EXPEDITORS
  INTERNATIONAL       COM       302130109   4116     92130 SH       DEFINED    0       92130           0
EXPRESS SCRIPTS       COM       302182100    350      4800 SH       DEFINED    0        4800           0
FACTSET
  RESEARCH
  SYSTEMS             COM       303075105    288      5165 SH       DEFINED    0        5165           0
FMC
  TECHNOLOGIES        COM       30249U101    418      7375 SH       DEFINED    0        7375           0
FRANKLIN
  RESOURCES           COM       354613101  25208    220290 SH       DEFINED    0      220290           0
GENZYME               COM       372917104  57274    769404 SH       DEFINED    0      769404           0
GEN-PROBE             COM       36866T103  24632    391413 SH       DEFINED    0      391413           0
GLG PARTNERS          COM       37929X107    311     22840 SH       DEFINED    0       22840           0
GOOGLE                COM       38259P508  74800    108174 SH       DEFINED    0      108174           0
HALLIBURTON           COM       406216101  28937    763300 SH       DEFINED    0      763300           0
HOLOGIC               COM       436440101    580      8445 SH       DEFINED    0        8445           0
II VI                 COM       902104108    209      6840 SH       DEFINED    0        6840           0
INTEGRA
  LIFESCIENCES        COM       457985208    231      5515 SH       DEFINED    0        5515           0
INVESCO LTD           COM       G491BT108  21067    671350 SH       DEFINED    0      671350           0
ION GEOPHYSICAL       COM       462044108    677     42880 SH       DEFINED    0       42880           0
MENTOR CORP           COM       587188103    395     10110 SH       DEFINED    0       10110           0
MICROSEMI             COM       595137100    368     16620 SH       DEFINED    0       16620           0
MONOLITHIC
  POWER               COM       609839105    479     22310 SH       DEFINED    0       22310           0
MONSANTO              COM       61166W101  37779    338251 SH       DEFINED    0      338251           0
NATIONAL
  INSTRUMENTS         COM       636518102    507     15210 SH       DEFINED    0       15210           0
NEWS CORP             COM       65248E104  11443    558455 SH       DEFINED    0      558455           0
NOBEL BIOCARE
  HOLDINGS            COM       H5783Q106    289      1080 SH       DEFINED    0        1080           0
NUANCE
  COMMUNICATIONS      COM       67020Y100    383     20520 SH       DEFINED    0       20520           0
PARKER DRILLING       COM       701081101    458     60655 SH       DEFINED    0       60655           0
PETROLEUM
  GEO-SERVICES        COM       716599105    358     12330 SH       DEFINED    0       12330           0
RAYTHEON              COM       755111507    261      4300 SH       DEFINED    0        4300           0
SATYAM
  COMPUTER
  SERVICES            COM       804098101    478     17885 SH       DEFINED    0       17885           0

PORTVUE-SEC13F. LNP DSM CAPITAL PARTNERS LLC
RUN DATE: 02/20/08 2:56 P.M.
FORM 13F INFORMATION TABLE
AS OF DATE : 12/31/07

                                                                                   SOLE VOTING AUTHORITY
                                                                                   ---------------------
                                                 SHARES/
                                         VALUE     PRN   SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER TITLE OF CLASS   CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SHARED     NONE
-------------- -------------- --------- -------- ------- --- ---- ------- --------  -------   ----
SCHLUMBERGER        COM       806857108  76678    779489 SH       DEFINED    0      779489           0
SEI
  INVESTMENTS       COM       784117103  47422   1474103 SH       DEFINED    0     1474103           0
SEPRACOR            COM       817315104    239      9120 SH       DEFINED    0        9120           0
SMART
  BALANCE           COM       83169Y108    339     31000 SH       DEFINED    0       31000           0
STATE STREET        COM       857477103  45309    557995 SH       DEFINED    0      557995           0
STRYKER             COM       863667101  44158    590978 SH       DEFINED    0      590978           0
SYNAPTICS           COM       87157D109    338      8210 SH       DEFINED    0        8210           0
T.ROWE PRICE
  GROUP             COM       74144T108  10740    176405 SH       DEFINED    0      176405           0
TESSERA
  TECHNOLOGIES      COM       88164L100    513     12330 SH       DEFINED    0       12330           0
VARIAN
  MEDICAL
  SYSTEMS           COM       92220P105  41966    804563 SH       DEFINED    0      804563           0
WEATHERFORD         COM       G95089101  42418    618332 SH       DEFINED    0      618332           0
XTO ENERGY          COM       98385X106    266      5186 SH       DEFINED    0        5186           0
ZOLL MEDICAL        COM       989922109    466     17445 SH       DEFINED    0       17445           0
ZOLTEK              COM       98975W104    332      7740 SH       DEFINED    0        7740           0
LINE COUNT: 65